Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral delivered (Details) - Financial instrument in connection with OTC derivative transactions - MXN ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Loans and advances - Credit institutions
Financial instruments
Collateral delivered		$ 29,508
Debt instruments.
Financial instruments
Collateral delivered	$ 4,472	6,234
Debt instruments received as collateral and delivered as collateral in turn	1,318	1,465
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	14,300
Mexican financial institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	7,536	20,597
Mexican financial institutions | Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Collateral delivered	3,121	4,438
Foreign financial Institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	6,764	8,911
Foreign financial Institutions | Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Collateral delivered	$ 1,351	$ 1,796